 UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

  X   Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

             July 1, 2017                         to                September 30, 2017

Date of Report (Date of earliest event reported)     November 13, 2017

Commission File Number of securitizer:                       025-03491

Central Index Key Number of securitizer:                    0001716673

                                                                   Alexandra Cooley, (203) 883-6128
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [X]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

___ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of sponsor:  _____________________

                                                          Greenworks Lending LLC
(Exact name of securitizer as specified in its charter)

Central Index Key Number of issuing entity (if applicable):  ___________________
Central Index Key Number of underwriter (if applicable):  ___________________

________________________________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing

PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i).

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: November 13, 2017

GREENWORKS LENDING LLC
(Securitizer)

By:	/s/ Alexandra Cooley
Name: Alexandra Cooley
Title: Chief Investment Officer